WARRANTS AND OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants And Options
SCHEDULE OF FAIR VALUE MEASUREMENT

	June 30, 2021 (unaudited)	December 31, 2020 (audited)

Stock Price	$.098	$0.104
Exercise Price	$0.26	$0.26
Term (expected in years)	2.72	4.73
Volatility	250.6%	259.2%
Annual Rate of Dividends	0.0%	0.0%
Risk Free Rate	1.45%	0.18%

	December 31, 2020	December 31, 2019

Stock Price	$0.104	$0.285
Exercise Price	$0.26	$1.00
Term (expected in years)	4.73	3.00
Volatility	259.2%	262.4%
Annual Rate of Dividends	0.0%	0.0%
Risk-Free Rate	0.18%	1.92%

SCHEDULE OF WARRANT ACTIVITY

The following table summarizes all warrant activity for the year ended December 31, 2020, and the six months ended June 30, 2021.

	Shares	Weighted-Average Exercise Price Per Share	Remaining term	Intrinsic value

Outstanding and Exercisable at December 31, 2019	2,420,000	$0.61	.48 years	-
Granted	2,550,000	$0.12	4.48 years	-
Exercised			-	-
Expired	(1,575,000)	-	-	-
Outstanding and Exercisable at December 31, 2020	3,395,000	$0.26	4.23 years	-
Granted	33,965,900	$0.10	3.12 years-	-
Exercised	-	-	-	-
Expired	(120,000)	-	-	-
Outstanding and Exercisable at June 30, 2021	37,240,900	$0. 11	3.10 years	-

The following table summarizes all warrant activity for the years ended December 31, 2020 and 2019.

	Shares	Weighted-Average Exercise Price Per Share	Remaining term	Intrinsic value
Outstanding, December 31, 2018	2,245,000	$0.57	1.05 years	-
Granted	425,000	$.41	1.34 years	-
Exercised	250,000	$0.01	-	-
Expired	-	-	-	-
Outstanding and Exercisable at December 31, 2019	2,420,000	$0.61	.73 years	-
Granted	2,550,000	$0.12	4.75 years	-
Exercised			-	-
Expired	(1,475,000)	-	-	-
Outstanding and Exercisable at December 31, 2020	3,495,000	$0.26	4.73 years	-